Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42470
Entity Registrant Name	PicoCELA Inc.
Entity Central Index Key	0002018462
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	2-34-5 Ningyocho
Entity Address, Address Line Two	SANOS Building, Nihonbashi
Entity Address, Address Line Three	Chuo-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	103-0013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,153,806
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5854
Auditor Opinion [Text Block]	We have audited the accompanying balance sheets of PicoCELA Inc. (the “Company”) as of September 30, 2025 and 2024, and the related statements of operations, shareholders’ equity, and cash flows for each of the three years in the period ended September 30, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of September 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	TAAD LLP
Auditor Location	Diamond Bar, California
American Depositary Shares Each Representing One Common Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing one common share
Trading Symbol	PCLA
Security Exchange Name	NASDAQ
Common Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares* [1]
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2-34-5 Ningyocho
Entity Address, Address Line Two	SANOS Building, Nihonbashi
Entity Address, Address Line Three	Chuo-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	103-0013
City Area Code	+81
Local Phone Number	03-6661-2780
Contact Personnel Name	Hideaki Horikiri
Contact Personnel Email Address	global@picocela.com

[1]	Not for trading, but only in connection with the registration of the American depositary shares on The Nasdaq Stock Market LLC. Each American depositary share represents one common share.